Equity Plans and Related Equity Activities - Summary of Outstanding options (Detail)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Awards | shares	4,719,019
Weighted- Average Remaining Contractual Term (Years)	6 years 6 months 29 days
Weighted Average Exercise Price per Share	$ 2.99
Number of Awards | shares	2,685,009
Weighted- Average Remaining Contractual Term (Years)	4 years 4 months 28 days
Weighted Average Exercise Price per Share	$ 2.75
One Point Seven To Two Point Six Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Awards | shares	3,103,997
Weighted- Average Remaining Contractual Term (Years)	6 years 1 month 13 days
Weighted Average Exercise Price per Share	$ 2.08
Number of Awards | shares	1,692,935
Weighted- Average Remaining Contractual Term (Years)	3 years 1 month 2 days
Weighted Average Exercise Price per Share	$ 1.68
Range of Exercise Price	1.27
Range of Exercise Price	$ 2.65
Three Point Zero Three To Four Point Seven Nine [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Awards | shares	1,384,481
Weighted- Average Remaining Contractual Term (Years)	7 years 6 months 18 days
Weighted Average Exercise Price per Share	$ 4.38
Number of Awards | shares	820,036
Weighted- Average Remaining Contractual Term (Years)	6 years 8 months 19 days
Weighted Average Exercise Price per Share	$ 4.13
Range of Exercise Price	3.03
Range of Exercise Price	$ 4.79
Six Point Five Four To Seven Point Six Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Awards | shares	230,541
Weighted- Average Remaining Contractual Term (Years)	6 years 9 months 29 days
Weighted Average Exercise Price per Share	$ 6.84
Number of Awards | shares	172,038
Weighted- Average Remaining Contractual Term (Years)	6 years 4 months 24 days
Weighted Average Exercise Price per Share	$ 6.69
Range of Exercise Price	6.54
Range of Exercise Price	$ 7.62